Total Invested Assets and Related Net Investment Income (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Schedule of financial assets

IFRS 9
Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL, FVOCI
Equity securities	FVTPL, FVOCI
Mortgages and loans	FVTPL, FVOCI, Amortized cost
Other financial invested assets	FVTPL
The carrying values and fair values of our financial assets and liabilities are shown in the following table:

As at	December 31, 2024		December 31, 2023
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash, cash equivalents and short-term securities – FVTPL	$13,873	$13,873	$13,173	$13,173
Debt securities – FVTPL(1)	68,106	68,106	61,180	61,180
Debt securities – FVOCI	13,849	13,849	14,313	14,313
Equity securities – FVTPL	9,900	9,900	7,070	7,070
Equity securities – FVOCI	74	74	68	68
Mortgages and loans – FVTPL(2)	53,233	53,233	50,552	50,552
Mortgages and loans – FVOCI	2,525	2,525	1,948	1,948
Mortgages and loans – Amortized cost(3)	1,861	1,814	2,100	2,006
Derivative assets – FVTPL	1,971	1,971	2,183	2,183
Other financial invested assets (excluding CLOs) – FVTPL(4)	7,950	7,950	6,883	6,883
Other financial invested assets (CLOs) – FVTPL(7)	5,356	5,356	3,478	3,478
Total(5)	$178,698	$178,651	$162,948	$162,854
Financial liabilities
Investment contract liabilities – Amortized cost	$11,678	$11,678	$11,672	$11,672
Obligations for securities borrowing – FVTPL	239	239	223	223
Derivative liabilities – FVTPL	2,077	2,077	1,311	1,311
Other financial liabilities – Amortized cost(6)	2,265	2,214	2,449	2,348
Other financial liabilities (CLOs) – FVTPL(7)	5,028	5,028	3,247	3,247
Total(8)	$21,287	$21,236	$18,902	$18,801

(1)    Includes primarily debt securities that are designated at FVTPL.
(2)    Includes primarily mortgages and loans that are designated at FVTPL.
(3)    Certain mortgages and loans are carried at amortized cost. The fair value of these mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.iii. As at December 31, 2024, $1,787 and $27 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note (December 31, 2023 — $1,994 and $12, respectively).
(4)    Other financial invested assets include our investments in segregated funds, mutual funds, and limited partnerships.
(5)    Invested assets on our Consolidated Statements of Financial Position of $189,817 (December 31, 2023 — $174,328) includes Total financial assets in this table, Investment properties of $9,290 (December 31, 2023 — $9,723), and Other non-financial invested assets of $1,829 (December 31, 2023 — $1,657). Other non-financial invested assets consist of investment in associates, subsidiaries and joint ventures which are not consolidated.
(6)    Amount reflects the obligations to purchase outstanding shares of certain SLC Management subsidiaries.
(7)    See below for details on CLOs.
(8)    Total financial liabilities excluding Senior debentures (Note 12) and Subordinated debt (Note 13).
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the years ended	Debt securities at FVTPL	Debt securities at FVOCI	Equity securities at FVTPL	Equity Securities at FVOCI	Mortgages and loans at FVTPL	Mortgages and loans at FVOCI	Other financial invested assets at FVTPL	Investment properties at FVTPL	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2024
Beginning balance	$402	$187	$113	$68	$2,056	$—	$6,074	$9,723	$18,623	$341	$18,964
Included in net income(1)(2)(3)	2	—	20	—	33	—	251	(455)	(149)	(8)	(157)
Included in OCI(2)	—	5	—	—	—	—	—	—	5	—	5
Purchases / Issuances	436	335	77	—	240	22	825	146	2,081	173	2,254
Sales / Payments	(48)	(47)	(1)	—	(133)	—	(389)	(255)	(873)	(62)	(935)
Settlements	(37)	(50)	—	—	(21)	—	—	—	(108)	(1)	(109)
Transfers into Level 3(4)	117	62	—	—	439	6	—	—	624	—	624
Transfers (out) of Level 3(4)	(367)	(341)	—	—	(320)	(15)	(15)	—	(1,058)	—	(1,058)
Foreign currency translation(5)	12	—	2	6	6	—	134	131	291	16	307
Ending balance	$517	$151	$211	$74	$2,300	$13	$6,880	$9,290	$19,436	$459	$19,895
Unrealized gains (losses) included in earnings relating to instruments still held(1)	$(6)	$—	$19	$—	$30	$—	$247	$(369)	$(79)	$—	$(79)
December 31, 2023
Beginning balance	$394	$52	$101	$70	$2,054	$16	$5,555	$10,102	$18,344	$631	$18,975
Included in net income(1)(2)(3)	9	—	13	—	119	(8)	(169)	(520)	(556)	(15)	(571)
Included in OCI(2)	—	3	—	—	—	1	—	—	4	—	4
Purchases / Issuances	211	153	18	—	293	8	984	391	2,058	173	2,231
Sales / Payments	(8)	(6)	(19)	(1)	(75)	(17)	(261)	(220)	(607)	(444)	(1,051)
Settlements	(6)	(6)	—	—	(7)	—	—	—	(19)	(1)	(20)
Transfers into Level 3(4)	8	—	—	—	382	—	—	—	390	—	390
Transfers (out) of Level 3(4)	(200)	(8)	—	—	(710)	—	—	—	(918)	—	(918)
Foreign currency translation(5)	(6)	(1)	—	(1)	—	—	(35)	(30)	(73)	(3)	(76)
Ending balance	$402	$187	$113	$68	$2,056	$—	$6,074	$9,723	$18,623	$341	$18,964
Unrealized gains (losses) included in earnings relating to instruments still held(1)	$5	$—	$9	$—	$112	$(8)	$(170)	$(522)	$(574)	$(18)	$(592)
(1)    Included in Net investment income (loss) in our Consolidated Statements of Operations for Total invested assets measured at fair value.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $(383) (2023 — $(486)), net of amortization of leasing commissions and tenant inducements of $72 (2023 — $34). As at December 31, 2024, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2024	2023
Cash	$2,294	$2,001
Cash equivalents	7,835	9,169
Short-term securities	3,744	2,003
Cash, cash equivalents and short-term securities	13,873	13,173
Less: Bank overdraft, recorded in Other liabilities	175	—
Net cash, cash equivalents and short-term securities	$13,698	$13,173
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2024			2023
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Canada	$34,472	$3,614	$38,086	$30,180	$4,339	$34,519
United States	20,986	6,486	27,472	20,111	6,266	26,377
United Kingdom	1,320	561	1,881	1,224	517	1,741
Other	11,328	3,188	14,516	9,665	3,191	12,856
Total debt securities	$68,106	$13,849	$81,955	$61,180	$14,313	$75,493
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,		2024		2023
FVTPL		FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$6,803	$734	$7,537	$5,161	$849	$6,010
Canadian provincial and municipal government	15,302	353	15,655	13,694	557	14,251
U.S. government and agency	626	509	1,135	712	658	1,370
Other foreign government	3,796	413	4,209	3,329	473	3,802
Total government issued or guaranteed debt securities	26,527	2,009	28,536	22,896	2,537	25,433
Corporate debt securities by industry sector:
Financials	8,659	2,893	11,552	8,171	2,889	11,060
Utilities	6,859	763	7,622	6,244	815	7,059
Industrials	4,424	951	5,375	4,510	979	5,489
Energy	3,258	446	3,704	2,793	479	3,272
Communication services	2,647	373	3,020	2,727	422	3,149
Real estate	1,882	423	2,305	1,987	538	2,525
Health care	1,644	363	2,007	1,625	413	2,038
Consumer staples	1,301	256	1,557	1,490	315	1,805
Consumer discretionary	1,011	747	1,758	950	776	1,726
Information technology	890	202	1,092	730	174	904
Materials	819	202	1,021	922	180	1,102
Total corporate debt securities	33,394	7,619	41,013	32,149	7,980	40,129
Asset-backed securities	8,185	4,221	12,406	6,135	3,796	9,931
Total debt securities	$68,106	$13,849	$81,955	$61,180	$14,313	$75,493

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2024	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,398	$1,169	$—	$—	$2,567
Office	1,385	1,248	—	—	2,633
Multi-family residential	3,451	1,048	—	—	4,499
Industrial	2,369	1,314	—	—	3,683
Other	799	49	208	—	1,056
Total mortgages(1)	$9,402	$4,828	$208	$—	$14,438
Loans	$12,560	$18,856	$4,478	$7,287	$43,181
Total mortgages and loans	$21,962	$23,684	$4,686	$7,287	$57,619

(1)    $3,630 of mortgages in Canada are insured by the CMHC.

As at December 31, 2023	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,376	$1,182	$—	$—	$2,558
Office	1,500	1,254	—	—	2,754
Multi-family residential	3,838	1,001	—	—	4,839
Industrial	1,839	1,115	—	—	2,954
Other	824	57	159	—	1,040
Total mortgages(1)	$9,377	$4,609	$159	$—	$14,145
Loans	$12,924	$17,086	$4,089	$6,356	$40,455
Total mortgages and loans	$22,301	$21,695	$4,248	$6,356	$54,600

(1)    $4,023 of mortgages in Canada are insured by the CMHC.
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2024			2023
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Due in 1 year or less	$1,932	$2,385	$4,317	$1,697	$3,079	$4,776
Due in years 2-5	9,733	6,496	16,229	8,763	6,272	15,035
Due in years 6-10	10,662	1,922	12,584	9,513	2,199	11,712
Due after 10 years	45,779	3,046	48,825	41,207	2,763	43,970
Total debt securities	$68,106	$13,849	$81,955	$61,180	$14,313	$75,493

The carrying value of mortgages by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2024				2023
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$1,344	$66	$283	$1,693	$852	$58	$171	$1,081
Due in years 2-5	5,745	340	929	7,014	5,605	222	1,129	6,956
Due in years 6-10	3,814	8	343	4,165	3,510	8	495	4,013
Due after 10 years	1,563	3	—	1,566	2,093	3	—	2,096
Total mortgages	$12,466	$417	$1,555	$14,438	$12,060	$291	$1,795	$14,146

The carrying value of loans by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2024				2023
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$2,262	$324	$100	$2,686	$2,285	$257	$126	$2,668
Due in years 2-5	7,863	1,240	199	9,302	6,768	966	163	7,897
Due in years 6-10	10,354	494	21	10,869	9,177	401	27	9,605
Due after 10 years	20,288	50	—	20,338	20,262	33	—	20,295
Total loans	$40,767	$2,108	$320	$43,195	$38,492	$1,657	$316	$40,465

Summary of financial liabilities
The carrying values and fair values of our financial assets and liabilities are shown in the following table:

As at	December 31, 2024		December 31, 2023
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash, cash equivalents and short-term securities – FVTPL	$13,873	$13,873	$13,173	$13,173
Debt securities – FVTPL(1)	68,106	68,106	61,180	61,180
Debt securities – FVOCI	13,849	13,849	14,313	14,313
Equity securities – FVTPL	9,900	9,900	7,070	7,070
Equity securities – FVOCI	74	74	68	68
Mortgages and loans – FVTPL(2)	53,233	53,233	50,552	50,552
Mortgages and loans – FVOCI	2,525	2,525	1,948	1,948
Mortgages and loans – Amortized cost(3)	1,861	1,814	2,100	2,006
Derivative assets – FVTPL	1,971	1,971	2,183	2,183
Other financial invested assets (excluding CLOs) – FVTPL(4)	7,950	7,950	6,883	6,883
Other financial invested assets (CLOs) – FVTPL(7)	5,356	5,356	3,478	3,478
Total(5)	$178,698	$178,651	$162,948	$162,854
Financial liabilities
Investment contract liabilities – Amortized cost	$11,678	$11,678	$11,672	$11,672
Obligations for securities borrowing – FVTPL	239	239	223	223
Derivative liabilities – FVTPL	2,077	2,077	1,311	1,311
Other financial liabilities – Amortized cost(6)	2,265	2,214	2,449	2,348
Other financial liabilities (CLOs) – FVTPL(7)	5,028	5,028	3,247	3,247
Total(8)	$21,287	$21,236	$18,902	$18,801

(1)    Includes primarily debt securities that are designated at FVTPL.
(2)    Includes primarily mortgages and loans that are designated at FVTPL.
(3)    Certain mortgages and loans are carried at amortized cost. The fair value of these mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.iii. As at December 31, 2024, $1,787 and $27 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note (December 31, 2023 — $1,994 and $12, respectively).
(4)    Other financial invested assets include our investments in segregated funds, mutual funds, and limited partnerships.
(5)    Invested assets on our Consolidated Statements of Financial Position of $189,817 (December 31, 2023 — $174,328) includes Total financial assets in this table, Investment properties of $9,290 (December 31, 2023 — $9,723), and Other non-financial invested assets of $1,829 (December 31, 2023 — $1,657). Other non-financial invested assets consist of investment in associates, subsidiaries and joint ventures which are not consolidated.
(6)    Amount reflects the obligations to purchase outstanding shares of certain SLC Management subsidiaries.
(7)    See below for details on CLOs.
(8)    Total financial liabilities excluding Senior debentures (Note 12) and Subordinated debt (Note 13).

Schedule of liabilities carried at fair value
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2024				December 31, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities – FVTPL	$13,243	$630	$—	$13,873	$12,316	$857	$—	$13,173
Debt securities – FVTPL	463	67,126	517	68,106	564	60,214	402	61,180
Debt securities – FVOCI	505	13,193	151	13,849	651	13,475	187	14,313
Equity securities – FVTPL	6,331	3,358	211	9,900	4,220	2,737	113	7,070
Equity securities – FVOCI	—	—	74	74	—	—	68	68
Mortgages and loans – FVTPL	—	50,933	2,300	53,233	—	48,496	2,056	50,552
Mortgages and loans – FVOCI	—	2,512	13	2,525	—	1,948	—	1,948
Derivative assets – FVTPL	28	1,943	—	1,971	23	2,160	—	2,183
Other financial invested assets (excluding CLOs) – FVTPL(1)	859	211	6,880	7,950	608	201	6,074	6,883
Other financial invested assets (CLOs) – FVTPL(2)	—	5,356	—	5,356	—	3,478	—	3,478
Investment properties – FVTPL	—	—	9,290	9,290	—	—	9,723	9,723
Total invested assets measured at fair value	$21,429	$145,262	$19,436	$186,127	$18,382	$133,566	$18,623	$170,571
Investments for account of segregated fund holders – FVTPL	17,253	131,074	459	148,786	16,614	111,497	341	128,452
Total assets measured at fair value	$38,682	$276,336	$19,895	$334,913	$34,996	$245,063	$18,964	$299,023
Liabilities
Obligations for securities borrowing – FVTPL	$4	$235	$—	$239	$3	$220	$—	$223
Derivative liabilities – FVTPL	28	2,049	—	2,077	10	1,301	—	1,311
Other financial liabilities (CLOs) – FVTPL(2)	—	5,028	—	5,028	—	3,247	—	3,247
Investment contract liabilities for account of segregated fund holders – FVTPL	—	—	128,689	128,689	—	—	109,411	109,411
Total liabilities measured at fair value	$32	$7,312	$128,689	$136,033	$13	$4,768	$109,411	$114,192

(1)    Other financial invested assets (excluding CLOs) – FVTPL include our investments in segregated funds, mutual funds, and limited partnerships.
(2)    For details on CLOs, refer to Note 5.A.i.

Schedule of assets carried at fair value
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2024				December 31, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities – FVTPL	$13,243	$630	$—	$13,873	$12,316	$857	$—	$13,173
Debt securities – FVTPL	463	67,126	517	68,106	564	60,214	402	61,180
Debt securities – FVOCI	505	13,193	151	13,849	651	13,475	187	14,313
Equity securities – FVTPL	6,331	3,358	211	9,900	4,220	2,737	113	7,070
Equity securities – FVOCI	—	—	74	74	—	—	68	68
Mortgages and loans – FVTPL	—	50,933	2,300	53,233	—	48,496	2,056	50,552
Mortgages and loans – FVOCI	—	2,512	13	2,525	—	1,948	—	1,948
Derivative assets – FVTPL	28	1,943	—	1,971	23	2,160	—	2,183
Other financial invested assets (excluding CLOs) – FVTPL(1)	859	211	6,880	7,950	608	201	6,074	6,883
Other financial invested assets (CLOs) – FVTPL(2)	—	5,356	—	5,356	—	3,478	—	3,478
Investment properties – FVTPL	—	—	9,290	9,290	—	—	9,723	9,723
Total invested assets measured at fair value	$21,429	$145,262	$19,436	$186,127	$18,382	$133,566	$18,623	$170,571
Investments for account of segregated fund holders – FVTPL	17,253	131,074	459	148,786	16,614	111,497	341	128,452
Total assets measured at fair value	$38,682	$276,336	$19,895	$334,913	$34,996	$245,063	$18,964	$299,023
Liabilities
Obligations for securities borrowing – FVTPL	$4	$235	$—	$239	$3	$220	$—	$223
Derivative liabilities – FVTPL	28	2,049	—	2,077	10	1,301	—	1,311
Other financial liabilities (CLOs) – FVTPL(2)	—	5,028	—	5,028	—	3,247	—	3,247
Investment contract liabilities for account of segregated fund holders – FVTPL	—	—	128,689	128,689	—	—	109,411	109,411
Total liabilities measured at fair value	$32	$7,312	$128,689	$136,033	$13	$4,768	$109,411	$114,192

(1)    Other financial invested assets (excluding CLOs) – FVTPL include our investments in segregated funds, mutual funds, and limited partnerships.
(2)    For details on CLOs, refer to Note 5.A.i.

Debt securities at FVTPL consist of the following:

As at	December 31, 2024				December 31, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$6,790	$13	$6,803	$—	$5,147	$14	$5,161
Canadian provincial and municipal government	—	15,302	—	15,302	—	13,694	—	13,694
U.S. government and agency	463	163	—	626	564	148	—	712
Other foreign government	—	3,762	34	3,796	—	3,329	—	3,329
Corporate	—	32,929	465	33,394	—	31,809	340	32,149
Asset-backed securities:
Commercial mortgage-backed securities	—	2,163	—	2,163	—	2,029	5	2,034
Residential mortgage-backed securities	—	3,539	—	3,539	—	2,335	—	2,335
Collateralized debt obligations	—	352	1	353	—	188	—	188
Other	—	2,126	4	2,130	—	1,535	43	1,578
Total debt securities at FVTPL	$463	$67,126	$517	$68,106	$564	$60,214	$402	$61,180
Debt securities at FVOCI consist of the following:

As at	December 31, 2024				December 31, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$734	$—	$734	$—	$849	$—	$849
Canadian provincial and municipal government	—	353	—	353	—	557	—	557
U.S. government and agency	501	8	—	509	651	7	—	658
Other foreign government	4	397	12	413	—	462	11	473
Corporate	—	7,529	90	7,619	—	7,905	75	7,980
Asset-backed securities:
Commercial mortgage-backed securities	—	1,084	—	1,084	—	1,017	—	1,017
Residential mortgage-backed securities	—	1,159	11	1,170	—	944	—	944
Collateralized debt obligations	—	673	38	711	—	767	13	780
Other	—	1,256	—	1,256	—	967	88	1,055
Total debt securities at FVOCI	$505	$13,193	$151	$13,849	$651	$13,475	$187	$14,313

Mortgages and loans at FVTPL consist of the following:

As at	December 31, 2024				December 31, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages:
Retail	$—	$2,472	$12	$2,484	$—	$2,524	$12	$2,536
Office	—	2,602	12	2,614	—	2,717	—	2,717
Multi-family residential	—	2,887	—	2,887	—	2,986	—	2,986
Industrial	—	3,447	—	3,447	—	2,804	—	2,804
Other	—	1,034	—	1,034	—	1,017	—	1,017
Corporate loans	—	38,491	2,276	40,767	—	36,448	2,044	38,492
Total mortgages and loans at FVTPL	$—	$50,933	$2,300	$53,233	$—	$48,496	$2,056	$50,552

Mortgages and loans at FVOCI consist of the following:

As at	December 31, 2024				December 31, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages:
Retail	$—	$83	$—	$83	$—	$22	$—	$22
Office	—	19	—	19	—	37	—	37
Multi-family residential	—	79	—	79	—	83	—	83
Industrial	—	236	—	236	—	149	—	149
Corporate loans	—	2,095	13	2,108	—	1,657	—	1,657
Total mortgages and loans at FVOCI	$—	$2,512	$13	$2,525	$—	$1,948	$—	$1,948

Schedule of interest and other investment income

For the years ended		December 31, 2024			December 31, 2023
Financial Instruments at FVOCI		Financial Instruments at FVTPL	Other(1)	Total	Financial Instruments at FVOCI	Financial Instruments at FVTPL	Other(1)	Total
Interest income (expense):
Cash, cash equivalents and short-term investments	$—	$537	$—	$537	$—	$473	$—	$473
Debt securities	604	2,894	—	3,498	563	2,663	—	3,226
Mortgages and loans	138	2,661	64	2,863	103	2,503	74	2,680
Derivative investments	—	(38)	—	(38)	—	69	—	69
Other financial invested assets	1	362	—	363	1	247	—	248
Other financial liabilities	—	(299)	(165)	(464)	—	(217)	(154)	(371)
Total interest income (expense)	743	6,117	(101)	6,759	667	5,738	(80)	6,325
Dividend and other investment income:
Equity securities	—	254	—	254	—	212	—	212
Other financial invested assets	—	313	—	313	—	226	—	226
Total dividend and other investment income	—	567	—	567	—	438	—	438
Net realized and unrealized gains (losses):
Cash, cash equivalents and short-term investments	—	8	—	8	—	—	—	—
Debt securities	162	(824)	—	(662)	463	2,555	—	3,018
Equity securities	—	1,218	—	1,218	(1)	397	—	396
Mortgages and loans	30	650	—	680	40	1,573	—	1,613
Derivative investments	—	(1,347)	—	(1,347)	—	933	—	933
Other financial invested assets	1	406	—	407	160	(249)	—	(89)
Other financial liabilities	—	(44)	—	(44)	—	25	—	25
Total net realized and unrealized gains (losses)	193	67	—	260	662	5,234	—	5,896
Provision for credit losses	3	—	(7)	(4)	(12)	—	(2)	(14)
Net investment income (loss) from financial instruments	$939	$6,751	$(108)	$7,582	$1,317	$11,410	$(82)	$12,645
Net Investment income (loss) from non-financial instruments:
Investment properties rental income	$—	$—	$664	$664	$—	$—	$649	$649
Investment properties expenses	—	—	(265)	(265)	—	—	(270)	(270)
Investment expenses and taxes	—	—	(278)	(278)	—	—	(283)	(283)
Fair value changes on investment properties	—	—	(383)	(383)	—	—	(486)	(486)
Other investment income (loss)	—	—	323	323	—	—	49	49
Foreign exchange gains (losses)	—	—	116	116	—	—	(126)	(126)
Net investment income (loss) from non-financial instruments	$—	$—	$177	$177	$—	$—	$(467)	$(467)
Total Net investment income (loss)(2)	$939	$6,751	$69	$7,759	$1,317	$11,410	$(549)	$12,178

(1)    Primarily includes investment income (loss) on financial instruments carried at amortized cost, investment properties, and equity method investments.
(2)    Net investment income (loss) recognized in income is $7,415 (December 31, 2023 — $11,586) and net investment income (loss) recognized in OCI is $344 (December 31, 2023 — $592)
Net investment result excluding result for account of segregated fund holders consists of the following:

For the year ended December 31, 2024	Insurance contracts Issued	Reinsurance contracts held	Total insurance	Non-insurance (all other)	Total
Net investment income (loss):
Net investment income (loss) recognized in net income	$—	$—	$5,894	$1,521	$7,415
Net investment income (loss) recognized in OCI	—	—	12	332	344
Total net investment income (loss)	—	—	5,906	1,853	7,759
Total insurance finance income (expenses) recognized in net income:
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(4,474)	190	(4,284)	—	(4,284)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	1,683	(135)	1,548	—	1,548
Application of risk mitigation option(1)	225	—	225	—	225
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(2,642)	—	(2,642)	—	(2,642)
Foreign exchange gains (losses)	49	—	49	—	49
Other	20	(4)	16	—	16
Total insurance finance income (expenses) recognized in income	(5,139)	51	(5,088)	—	(5,088)
Decrease (increase) in investment contract liabilities	—	—	—	(393)	(393)
Net investment result	$—	$—	$818	$1,460	$2,278
Net investment result recognized in net income	$—	$—	$806	$1,128	$1,934
Net investment result recognized in OCI	$—	$—	$12	$332	$344

For the year ended December 31, 2023	Insurance contracts Issued	Reinsurance contracts held	Total insurance	Non-insurance (all other)	Total
Net investment income (loss):
Net investment income (loss) recognized in net income	$—	$—	$10,211	$1,375	$11,586
Net investment income (loss) recognized in OCI	—	—	171	421	592
Total net investment income (loss)	—	—	10,382	1,796	12,178
Total insurance finance income (expenses) recognized in net income:
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(4,484)	156	(4,328)	—	(4,328)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	(1,985)	(91)	(2,076)	—	(2,076)
Application of risk mitigation option(1)	104	—	104	—	104
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(3,425)	—	(3,425)	—	(3,425)
Foreign exchange gains (losses)	(22)	(1)	(23)	—	(23)
Other	137	(5)	132	—	132
Total insurance finance income (expenses) recognized in income	(9,675)	59	(9,616)	—	(9,616)
Decrease (increase) in investment contract liabilities	—	—	—	(331)	(331)
Net investment result	$—	$—	$766	$1,465	$2,231
Net investment result recognized in net income	$—	$—	$595	$1,044	$1,639
Net investment result recognized in OCI	$—	$—	$171	$421	$592

(1)    Changes in our share of the fair value of underlying items and FCF arising from changes in the effect of financial risk that are mitigated by the use of derivatives and non-derivative financial instruments are recognized in income rather than adjusting the CSM. These amounts are offset by changes in the fair value of the derivatives and non-derivative financial instruments included in Investment income. The amount above would have resulted in an adjustment to the CSM if it was recorded to the CSM.

Schedule of fair values of derivative assets and liabilities by type of hedge
The following table describes the fair value of derivatives held for risk management purposes by type of risk exposure.

As at December 31,	2024		2023
	Assets	Liabilities	Assets	Liabilities
Interest rate contracts:
Derivative investments	$392	$(822)	$418	$(667)
Total interest rate derivatives	$392	$(822)	$418	$(667)
Foreign exchange contracts:
Designated as cash flow hedges	$8	$(3)	$2	$(19)
Derivative investments	1,403	(1,195)	1,674	(614)
Total foreign exchange derivatives	$1,411	$(1,198)	$1,676	$(633)
Other contracts:
Designated as cash flow hedges	$43	$—	$17	$—
Derivative investments	125	(57)	72	(11)
Total other contracts	$168	$(57)	$89	$(11)
Total derivative contracts	$1,971	$(2,077)	$2,183	$(1,311)

Schedule of hedge ineffectiveness
The amounts relating to items designated as hedging instruments were as follows:

For the years ended December 31,		2024	2023
Hedging risks	Hedged Item	Accumulated other comprehensive income from active hedges	Accumulated other comprehensive income from active hedges
Foreign exchange risk(1)	Variable rate liabilities(2)	$14	$9
Equity risk	Share-based payment(3)	$(10)	$(10)

(1)    Cross-currency swap may be used to hedge foreign exchange risk, or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both type of hedge relationships are disclosed in the above risk category (foreign exchange risk).
(2)    Hedged items include other financial liabilities.
(3)    Hedged items includes other liabilities.

The amounts relating to the effectiveness of hedging relationships were as follows:

Hedging risks	Hedged Item	Gains (losses) on hedged items for ineffectiveness measurement	Gain (losses) on hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Unrealized gains (losses) included in Other comprehensive income as the effective portion of the hedging instrument	Losses (gains) reclassified to Net interest income
For the year ended December 31, 2024
Foreign exchange risk(1)	Variable rate liabilities(2)	$(5)	$5	$—	$69	$(76)
Equity risk	Share-based payment(3)	$(42)	$43	$1	$57	$(41)
For the year ended December 31, 2023
Foreign exchange risk(1)	Variable rate liabilities(2)	$18	$(18)	$—	$(17)	$37
Equity risk	Share-based payment(3)	$(6)	$17	$11	$7	$(3)

(1)    Cross-currency swap may be used to hedge foreign exchange risk, or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both type of hedge relationships are disclosed in the above risk category (foreign exchange risk).
(2)    Hedged items include other financial liabilities, that are floating rate obligations.
(3)    Hedged items includes other liabilities, representing share-based payment awards.

Reconciliation of components of equity
The following table provides a reconciliation by risk category of the accumulated other comprehensive income and analysis of OCI items resulting from hedge accounting:

For the years ended December 31,	2024	2023
Cash flow hedges:
Balance, beginning of year	$(1)	$(18)
Effective portion of changes in fair value:
Foreign currency risk(1)	69	(17)
Equity price risk	57	7
Net amount reclassified to income (loss):
Foreign currency risk(1)	(76)	37
Equity price risk	(41)	(3)
Related tax	(4)	(7)
Balance, end of year	$4	$(1)

(1)    Cross-currency swap may be used to hedge foreign exchange risk, or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both type of hedge relationships are disclosed in the above risk category (foreign exchange risk).

26. Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss), net of taxes, are as follows:

For the years ended December 31,		2024		2023
Balance, beginning of year		Other comprehensive income (loss)	Balance, end of year	Balance, beginning of year	Other comprehensive income (loss)	Other	Balance, end of year
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses), net of hedging activities	$1,350	$1,346	$2,696	$1,689	$(339)	$—		$1,350
Unrealized gains (losses) on FVOCI assets	(354)	104	(250)	(839)	485	—		(354)
Unrealized gains (losses) on cash flow hedges	(1)	5	4	(18)	17	—		(1)
Share of other comprehensive income (loss) in joint ventures and associates	(151)	201	50	(107)	(44)	—		(151)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(217)	19	(198)	(149)	(105)	37	(1)	(217)
Share of other comprehensive income (loss) in joint ventures and associates	2	(7)	(5)	(5)	7	—		2
Revaluation surplus on transfers to investment properties	143	1	144	143	—	—		143
Total	$772	$1,669	$2,441	$714	$21	$37		$772
Total attributable to:
Participating account	$6	$(3)	$3	$(3)	$9	$—		$6
Non-controlling interests	1	10	11	4	(3)	—		1
Shareholders	765	1,662	2,427	713	15	37		765
Total	$772	$1,669	$2,441	$714	$21	$37		$772

(1)    During 2023, the Company transferred cumulative remeasurement losses of $37 from Accumulated other comprehensive income (loss) to Retained earnings due to the sale of Sun Life UK.